Financial Instruments - Location of Gain/(Loss) Recognized (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (424,533)	$ 143,156	$ 0
Interest and finance costs
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (424,533)	$ (143,156)	$ 0